Weighted Average Fair Value of SAR's, Performance Units and RSU's Outstanding (Detail) (USD $)		3 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Sars [Member]	Jun. 30, 2013 Employee Stock Option [Member]
Issuance of new grants
Weighted average fair value		$ 4.05
Options exercisable	218,369		256,336
Weighted Average Exercise price	$ 34.00		$ 32.92
SARs Exercisable		65,019
Weighted Average Exercise price		$ 14.21